DISCONTINUED OPERATIONS (Details 1) - Discontinued Operations [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash		$ 866,075
Accounts receivable		2,990,419
Other current assets		7,041,322
Prepayments, net		2,644,553
Inventories		130,532
Property, plant and equipment, net		17,044
Other non-current assets		70,454
Total assets related to discontinued operations		13,760,399
Accounts payable		813,038
Other payables and accrued expenses		794,599
Operating lease liabilities-current		20,621
Customer deposits		865,717
Tax payables		2,334,922
Other non-current liabilities		29,051
Total liabilities related to discontinued operations		$ 4,857,948